Redeemable Noncontrolling Interest and Equity (Tables)	6 Months Ended
Jun. 30, 2024
Redeemable Noncontrolling Interest and Equity [Abstract]
Schedule of Capital Stock

The table below reflects share information about the Company’s capital stock as of June 30, 2024.

	Par Value	Authorized	Issued	Treasury Stock	Outstanding
Class A Common Stock	$0.0001	300,000,000	5,026,964	—	5,026,9674
Class V Common Stock	$0.0001	100,000,000	35,230,000	—	35,230,000
Class A Preferred Stock	$0.0001	1,500,000	1,500,000	—	1,500,000
Total shares		410,000,000	41,756,964	—	41,756,964